EQUITY - Calculation of warrants using Black-Scholes pricing model (Details)	Nov. 07, 2023 $ / shares	Jul. 03, 2022 $ / shares
Risk-free rate of return
Measurement Inputs
Fair value of warrants	0.0437	0.026
Estimated volatility rate
Measurement Inputs
Fair value of warrants	0.5329	0.5721
Dividend yield
Measurement Inputs
Fair value of warrants	0	0
Spot price of underling ordinary share
Measurement Inputs
Fair value of warrants	52.8	1.035
Exercise price
Measurement Inputs
Fair value of warrants	108	1
Fair value of warrant
Measurement Inputs
Fair value of warrants	926	2,027